Portfolio of Investments – as of October 31, 2024 (Unaudited)
Natixis Target Retirement 2025 Fund

Shares	Description	Value (†)
Common Stocks — 34.7% of Net Assets
	Aerospace & Defense — 0.7%
69	AAR Corp.(a)	$4,050
192	Boeing Co.(a)	28,667
43	General Electric Co.	7,387
12	L3Harris Technologies, Inc.	2,970
12	Lockheed Martin Corp.	6,553
28	Moog, Inc., Class A	5,281
4	Northrop Grumman Corp.	2,036
68	RTX Corp.	8,227
35	Woodward, Inc.	5,743
		70,914
	Air Freight & Logistics — 0.2%
87	Expeditors International of Washington, Inc.	10,353
9	FedEx Corp.	2,464
54	GXO Logistics, Inc.(a)	3,230
15	United Parcel Service, Inc., Class B	2,011
		18,058
	Automobile Components — 0.3%
15	Aptiv PLC(a)	852
241	BorgWarner, Inc.	8,105
208	Dana, Inc.	1,595
191	Magna International, Inc.	7,539
415	Mobileye Global, Inc., Class A(a)	5,648
54	Visteon Corp.(a)	4,874
		28,613
	Automobiles — 0.9%
607	General Motors Co.	30,812
219	Tesla, Inc.(a)	54,717
28	Thor Industries, Inc.	2,914
		88,443
	Banks — 2.0%
116	Ameris Bancorp	7,191
198	Atlantic Union Bankshares Corp.	7,484
204	Banc of California, Inc.	3,133
646	Bank of America Corp.	27,016
438	Citigroup, Inc.	28,106
44	Citizens Financial Group, Inc.	1,853
68	East West Bancorp, Inc.	6,629
8	First Citizens BancShares, Inc., Class A	15,499
210	First Financial Bancorp	5,372
347	Fulton Financial Corp.	6,284
122	International Bancshares Corp.	7,474
102	JPMorgan Chase & Co.	22,636
32	PNC Financial Services Group, Inc.	6,025
61	Regions Financial Corp.	1,456
114	SouthState Corp.	11,118
150	Truist Financial Corp.	6,458
65	U.S. Bancorp	3,140
110	Webster Financial Corp.	5,698
378	Wells Fargo & Co.	24,540
		197,112
	Beverages — 0.6%
20	Boston Beer Co., Inc., Class A(a)	5,821
132	Coca-Cola Co.	8,621
260	Keurig Dr. Pepper, Inc.	8,567
463	Monster Beverage Corp.(a)	24,391
45	PepsiCo, Inc.	7,474
		54,874
	Biotechnology — 0.9%
47	AbbVie, Inc.	9,582
Shares	Description	Value (†)
	Biotechnology — continued
79	Alnylam Pharmaceuticals, Inc.(a)	$21,060
12	Amgen, Inc.	3,842
58	BioMarin Pharmaceutical, Inc.(a)	3,822
88	CRISPR Therapeutics AG(a)	4,082
66	Gilead Sciences, Inc.	5,862
58	Halozyme Therapeutics, Inc.(a)	2,933
28	Incyte Corp.(a)	2,075
33	Neurocrine Biosciences, Inc.(a)	3,969
20	Regeneron Pharmaceuticals, Inc.(a)	16,764
24	Sarepta Therapeutics, Inc.(a)	3,024
10	United Therapeutics Corp.(a)	3,740
3	Vertex Pharmaceuticals, Inc.(a)	1,428
		82,183
	Broadline Retail — 0.8%
70	Alibaba Group Holding Ltd., ADR	6,859
360	Amazon.com, Inc.(a)	67,104
46	eBay, Inc.	2,645
39	Ollie's Bargain Outlet Holdings, Inc.(a)	3,581
		80,189
	Building Products — 0.5%
15	Carlisle Cos., Inc.	6,334
32	Carrier Global Corp.	2,327
168	Fortune Brands Innovations, Inc.	13,999
12	Lennox International, Inc.	7,231
137	Masco Corp.	10,948
36	Owens Corning	6,364
40	Trex Co., Inc.(a)	2,834
		50,037
	Capital Markets — 2.0%
307	Bank of New York Mellon Corp.	23,136
12	BlackRock, Inc.	11,772
14	Cboe Global Markets, Inc.	2,990
384	Charles Schwab Corp.	27,199
29	CME Group, Inc.	6,535
22	FactSet Research Systems, Inc.	9,989
18	Goldman Sachs Group, Inc.	9,320
172	Intercontinental Exchange, Inc.	26,810
94	Janus Henderson Group PLC	3,883
20	KKR & Co., Inc.	2,765
30	Morgan Stanley	3,488
17	MSCI, Inc.	9,710
216	Nasdaq, Inc.	15,967
11	Northern Trust Corp.	1,106
14	S&P Global, Inc.	6,725
136	SEI Investments Co.	10,167
207	State Street Corp.	19,210
11	T. Rowe Price Group, Inc.	1,208
18	Virtus Investment Partners, Inc.	3,895
		195,875
	Chemicals — 0.7%
11	Air Products & Chemicals, Inc.	3,416
66	Celanese Corp.	8,314
327	Corteva, Inc.	19,921
17	DuPont de Nemours, Inc.	1,411
19	Ecolab, Inc.	4,669
51	HB Fuller Co.	3,732
36	Innospec, Inc.	3,880
17	Linde PLC	7,755
43	Minerals Technologies, Inc.	3,237

Shares	Description	Value (†)
	Chemicals — continued
6	Sherwin-Williams Co.	$2,153
60	Stepan Co.	4,340
		62,828
	Commercial Services & Supplies — 0.1%
26	MSA Safety, Inc.	4,315
56	RB Global, Inc.	4,745
9	Waste Management, Inc.	1,943
		11,003
	Communications Equipment — 0.1%
62	Ciena Corp.(a)	3,938
17	F5, Inc.(a)	3,976
7	Motorola Solutions, Inc.	3,145
		11,059
	Construction & Engineering — 0.2%
61	AECOM	6,515
16	Comfort Systems USA, Inc.	6,256
13	EMCOR Group, Inc.	5,799
		18,570
	Construction Materials — 0.1%
6	Martin Marietta Materials, Inc.	3,554
16	Vulcan Materials Co.	4,383
		7,937
	Consumer Finance — 0.5%
566	Ally Financial, Inc.	19,838
22	American Express Co.	5,942
146	Capital One Financial Corp.	23,767
33	Synchrony Financial	1,820
		51,367
	Consumer Staples Distribution & Retail — 0.7%
51	BJ's Wholesale Club Holdings, Inc.(a)	4,321
12	Casey's General Stores, Inc.	4,728
12	Costco Wholesale Corp.	10,490
460	Kroger Co.	25,654
37	Sprouts Farmers Market, Inc.(a)	4,752
10	Target Corp.	1,501
167	Walmart, Inc.	13,686
		65,132
	Containers & Packaging — 0.1%
55	Crown Holdings, Inc.	5,145
84	Sonoco Products Co.	4,412
		9,557
	Distributors — 0.1%
77	Genuine Parts Co.	8,832
	Diversified Consumer Services — 0.1%
13	Duolingo, Inc.(a)	3,809
31	Grand Canyon Education, Inc.(a)	4,250
63	Service Corp. International	5,144
		13,203
	Diversified REITs — 0.0%
152	American Assets Trust, Inc.	4,096
	Diversified Telecommunication Services — 0.2%
485	AT&T, Inc.	10,932
92	Iridium Communications, Inc.	2,698
205	Verizon Communications, Inc.	8,637
		22,267
	Electric Utilities — 0.3%
91	Alliant Energy Corp.	5,460
75	Evergy, Inc.	4,533
56	Eversource Energy	3,688
Shares	Description	Value (†)
	Electric Utilities — continued
44	Exelon Corp.	$1,729
89	FirstEnergy Corp.	3,723
34	IDACORP, Inc.	3,518
189	PPL Corp.	6,154
47	Xcel Energy, Inc.	3,140
		31,945
	Electrical Equipment — 0.3%
23	Eaton Corp. PLC	7,626
46	Emerson Electric Co.	4,981
11	GE Vernova, Inc.(a)	3,318
78	nVent Electric PLC	5,817
28	Regal Rexnord Corp.	4,663
		26,405
	Electronic Equipment, Instruments & Components — 0.5%
40	Advanced Energy Industries, Inc.	4,341
72	Amphenol Corp., Class A	4,826
83	Avnet, Inc.	4,499
66	Cognex Corp.	2,655
48	Coherent Corp.(a)	4,437
16	Fabrinet(a)	3,856
212	Knowles Corp.(a)	3,672
13	Littelfuse, Inc.	3,180
57	TE Connectivity PLC	8,403
4	Teledyne Technologies, Inc.(a)	1,821
5	Zebra Technologies Corp., Class A(a)	1,910
		43,600
	Energy Equipment & Services — 0.1%
112	ChampionX Corp.	3,161
241	NOV, Inc.	3,738
60	Schlumberger NV	2,404
		9,303
	Entertainment — 0.9%
19	Electronic Arts, Inc.	2,866
59	Netflix, Inc.(a)	44,606
10	Take-Two Interactive Software, Inc.(a)	1,617
301	Walt Disney Co.	28,956
1,126	Warner Bros. Discovery, Inc.(a)	9,155
		87,200
	Financial Services — 1.5%
104	Block, Inc.(a)	7,521
273	Corebridge Financial, Inc.	8,673
132	Fiserv, Inc.(a)	26,123
141	Global Payments, Inc.	14,623
7	Jack Henry & Associates, Inc.	1,274
18	Mastercard, Inc., Class A	8,993
282	MGIC Investment Corp.	7,061
131	PayPal Holdings, Inc.(a)	10,388
157	Visa, Inc., Class A	45,506
80	Voya Financial, Inc.	6,424
18	WEX, Inc.(a)	3,107
		139,693
	Food Products — 0.3%
42	Campbell Soup Co.	1,959
75	General Mills, Inc.	5,101
12	Hershey Co.	2,131
34	Ingredion, Inc.	4,514
50	Kellanova	4,033
156	Kraft Heinz Co.	5,220

Shares	Description	Value (†)
	Food Products — continued
32	McCormick & Co., Inc.	$2,504
84	Mondelez International, Inc., Class A	5,752
		31,214
	Gas Utilities — 0.1%
26	Atmos Energy Corp.	3,608
95	New Jersey Resources Corp.	4,360
59	ONE Gas, Inc.	4,205
		12,173
	Ground Transportation — 0.2%
119	CSX Corp.	4,003
16	Norfolk Southern Corp.	4,007
25	Ryder System, Inc.	3,657
8	Saia, Inc.(a)	3,909
24	Uber Technologies, Inc.(a)	1,729
11	Union Pacific Corp.	2,553
31	XPO, Inc.(a)	4,046
		23,904
	Health Care Equipment & Supplies — 0.6%
5	Align Technology, Inc.(a)	1,025
236	Baxter International, Inc.	8,425
20	Becton Dickinson & Co.	4,672
19	Edwards Lifesciences Corp.(a)	1,273
17	GE HealthCare Technologies, Inc.	1,485
36	Intuitive Surgical, Inc.(a)	18,138
44	LeMaitre Vascular, Inc.	3,889
57	Merit Medical Systems, Inc.(a)	5,624
13	Penumbra, Inc.(a)	2,975
12	ResMed, Inc.	2,910
19	Stryker Corp.	6,769
13	Zimmer Biomet Holdings, Inc.	1,390
		58,575
	Health Care Providers & Services — 0.8%
53	Acadia Healthcare Co., Inc.(a)	2,263
25	Cardinal Health, Inc.	2,713
324	Centene Corp.(a)	20,172
9	Chemed Corp.	4,862
15	Cigna Group	4,722
206	CVS Health Corp.	11,631
11	Elevance Health, Inc.	4,463
5	HCA Healthcare, Inc.	1,794
46	HealthEquity, Inc.(a)	3,922
27	Henry Schein, Inc.(a)	1,896
3	Humana, Inc.	773
8	Labcorp Holdings, Inc.	1,826
7	McKesson Corp.	3,504
93	Select Medical Holdings Corp.	2,983
25	UnitedHealth Group, Inc.	14,113
		81,637
	Health Care REITs — 0.1%
53	Welltower, Inc.	7,149
	Health Care Technology — 0.3%
328	Doximity, Inc., Class A(a)	13,690
66	Veeva Systems, Inc., Class A(a)	13,783
		27,473
	Hotel & Resort REITs — 0.0%
63	Host Hotels & Resorts, Inc.	1,086
	Hotels, Restaurants & Leisure — 0.6%
104	Aramark	3,934
1	Booking Holdings, Inc.	4,676
50	Chipotle Mexican Grill, Inc.(a)	2,789
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
38	Marriott Vacations Worldwide Corp.	$2,927
23	McDonald's Corp.	6,719
183	Starbucks Corp.	17,879
86	Travel & Leisure Co.	4,112
12	Wingstop, Inc.	3,452
145	Yum China Holdings, Inc.	6,396
62	Yum! Brands, Inc.	8,132
		61,016
	Household Durables — 0.2%
88	KB Home	6,908
26	Meritage Homes Corp.	4,711
28	PulteGroup, Inc.	3,627
87	Taylor Morrison Home Corp.(a)	5,960
		21,206
	Household Products — 0.3%
50	Church & Dwight Co., Inc.	4,995
21	Colgate-Palmolive Co.	1,968
127	Energizer Holdings, Inc.	4,073
95	Procter & Gamble Co.	15,692
		26,728
	Independent Power & Renewable Electricity Producers — 0.1%
134	AES Corp.	2,210
152	Clearway Energy, Inc., Class A	4,049
		6,259
	Industrial Conglomerates — 0.1%
14	3M Co.	1,799
15	Honeywell International, Inc.	3,085
		4,884
	Industrial REITs — 0.1%
24	Prologis, Inc.	2,710
119	Rexford Industrial Realty, Inc.	5,104
		7,814
	Insurance — 1.2%
10	Allstate Corp.	1,865
309	American International Group, Inc.	23,447
24	Arch Capital Group Ltd.(a)	2,365
21	Arthur J Gallagher & Co.	5,905
79	Assured Guaranty Ltd.	6,593
16	Chubb Ltd.	4,519
61	First American Financial Corp.	3,913
38	Hanover Insurance Group, Inc.	5,637
38	Hartford Financial Services Group, Inc.	4,197
16	Marsh & McLennan Cos., Inc.	3,492
27	Prudential Financial, Inc.	3,307
78	Reinsurance Group of America, Inc.	16,464
52	Selective Insurance Group, Inc.	4,723
22	Travelers Cos., Inc.	5,411
67	Willis Towers Watson PLC	20,247
		112,085
	Interactive Media & Services — 1.7%
241	Alphabet, Inc., Class A	41,237
320	Alphabet, Inc., Class C	55,261
108	Meta Platforms, Inc., Class A	61,299
99	Yelp, Inc.(a)	3,380
		161,177
	IT Services — 0.4%
18	Accenture PLC, Class A	6,207
58	Cognizant Technology Solutions Corp., Class A	4,326
40	International Business Machines Corp.	8,269

Shares	Description	Value (†)
	IT Services — continued
141	Kyndryl Holdings, Inc.(a)	$3,227
169	Shopify, Inc., Class A(a)	13,218
		35,247
	Leisure Products — 0.0%
185	Mattel, Inc.(a)	3,770
	Life Sciences Tools & Services — 0.6%
12	Agilent Technologies, Inc.	1,564
246	Avantor, Inc.(a)	5,503
15	Danaher Corp.	3,685
103	Illumina, Inc.(a)	14,846
98	IQVIA Holdings, Inc.(a)	20,170
19	Repligen Corp.(a)	2,551
12	Thermo Fisher Scientific, Inc.	6,556
		54,875
	Machinery — 0.8%
26	AGCO Corp.	2,596
8	Caterpillar, Inc.	3,010
70	Deere & Co.	28,328
23	Dover Corp.	4,355
35	Fortive Corp.	2,500
84	Graco, Inc.	6,842
7	Illinois Tool Works, Inc.	1,828
61	ITT, Inc.	8,547
35	Oshkosh Corp.	3,578
6	Parker-Hannifin Corp.	3,805
33	SPX Technologies, Inc.(a)	4,735
58	Terex Corp.	2,999
40	Toro Co.	3,219
		76,342
	Media — 0.5%
58	Charter Communications, Inc., Class A(a)	19,001
428	Comcast Corp., Class A	18,691
113	Interpublic Group of Cos., Inc.	3,322
74	Liberty Broadband Corp., Class C(a)	5,981
47	Omnicom Group, Inc.	4,747
		51,742
	Metals & Mining — 0.2%
78	Alcoa Corp.	3,127
21	Carpenter Technology Corp.	3,139
217	Cleveland-Cliffs, Inc.(a)	2,817
43	Freeport-McMoRan, Inc.	1,936
70	Newmont Corp.	3,181
19	Reliance, Inc.	5,440
74	U.S. Steel Corp.	2,875
		22,515
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
286	Annaly Capital Management, Inc.	5,437
	Multi-Utilities — 0.1%
40	Consolidated Edison, Inc.	4,067
15	DTE Energy Co.	1,863
11	WEC Energy Group, Inc.	1,051
		6,981
	Office REITs — 0.2%
211	COPT Defense Properties	6,794
506	Easterly Government Properties, Inc.	6,861
179	Highwoods Properties, Inc.	6,004
93	Kilroy Realty Corp.	3,741
		23,400
	Oil, Gas & Consumable Fuels — 1.6%
293	Antero Midstream Corp.	4,210
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
136	Antero Resources Corp.(a)	$3,520
495	APA Corp.	11,682
64	Chevron Corp.	9,524
134	CNX Resources Corp.(a)	4,560
211	ConocoPhillips	23,113
51	Devon Energy Corp.	1,973
8	Diamondback Energy, Inc.	1,414
172	EOG Resources, Inc.	20,977
36	Expand Energy Corp.	3,050
152	Exxon Mobil Corp.	17,751
13	Hess Corp.	1,748
212	Kinder Morgan, Inc.	5,196
35	ONEOK, Inc.	3,391
91	Ovintiv, Inc.	3,567
175	Phillips 66	21,319
101	Range Resources Corp.	3,033
5	Texas Pacific Land Corp.	5,830
13	Valero Energy Corp.	1,687
71	Williams Cos., Inc.	3,718
		151,263
	Passenger Airlines — 0.2%
391	Delta Air Lines, Inc.	22,373
	Personal Care Products — 0.2%
16	Estee Lauder Cos., Inc., Class A	1,103
803	Kenvue, Inc.	18,413
		19,516
	Pharmaceuticals — 0.9%
107	Bristol-Myers Squibb Co.	5,967
11	Eli Lilly & Co.	9,127
25	Jazz Pharmaceuticals PLC(a)	2,751
96	Johnson & Johnson	15,347
161	Merck & Co., Inc.	16,474
55	Novartis AG, ADR	5,962
110	Novo Nordisk AS, ADR	12,314
224	Pfizer, Inc.	6,339
165	Roche Holding AG, ADR	6,404
27	Zoetis, Inc.	4,827
		85,512
	Professional Services — 0.3%
7	Automatic Data Processing, Inc.	2,025
43	Equifax, Inc.	11,396
59	Exponent, Inc.	5,568
48	Korn Ferry	3,391
19	Leidos Holdings, Inc.	3,480
9	Paychex, Inc.	1,254
19	Paylocity Holding Corp.(a)	3,507
		30,621
	Real Estate Management & Development — 0.3%
190	CBRE Group, Inc., Class A(a)	24,884
24	Jones Lang LaSalle, Inc.(a)	6,503
		31,387
	Residential REITs — 0.0%
13	AvalonBay Communities, Inc.	2,881
	Retail REITs — 0.1%
359	Brixmor Property Group, Inc.	9,675
11	Simon Property Group, Inc.	1,860
		11,535
	Semiconductors & Semiconductor Equipment — 2.2%
23	Advanced Micro Devices, Inc.(a)	3,314
26	Analog Devices, Inc.	5,801

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
15	Applied Materials, Inc.	$2,724
139	ARM Holdings PLC, ADR(a)	19,641
56	Broadcom, Inc.	9,507
177	Intel Corp.	3,809
56	Lattice Semiconductor Corp.(a)	2,837
40	Micron Technology, Inc.	3,986
54	MKS Instruments, Inc.	5,364
895	NVIDIA Corp.	118,820
20	Onto Innovation, Inc.(a)	3,966
105	QUALCOMM, Inc.	17,091
21	Silicon Laboratories, Inc.(a)	2,181
33	Synaptics, Inc.(a)	2,266
32	Texas Instruments, Inc.	6,501
		207,808
	Software — 2.4%
6	Adobe, Inc.(a)	2,868
4	ANSYS, Inc.(a)	1,282
90	Autodesk, Inc.(a)	25,542
8	Cadence Design Systems, Inc.(a)	2,209
100	Dynatrace, Inc.(a)	5,380
4	Intuit, Inc.	2,441
23	Manhattan Associates, Inc.(a)	6,057
148	Microsoft Corp.	60,140
240	Oracle Corp.	40,282
6	Palo Alto Networks, Inc.(a)	2,162
12	PTC, Inc.(a)	2,224
19	Qualys, Inc.(a)	2,265
12	Roper Technologies, Inc.	6,453
142	Salesforce, Inc.	41,374
5	ServiceNow, Inc.(a)	4,665
18	SPS Commerce, Inc.(a)	2,970
5	Synopsys, Inc.(a)	2,568
5	Tyler Technologies, Inc.(a)	3,028
54	Workday, Inc., Class A(a)	12,628
		226,538
	Specialized REITs — 0.1%
10	American Tower Corp.	2,135
12	Crown Castle, Inc.	1,290
8	Digital Realty Trust, Inc.	1,426
3	Equinix, Inc.	2,724
34	Weyerhaeuser Co.	1,060
		8,635
	Specialty Retail — 0.5%
20	Abercrombie & Fitch Co., Class A(a)	2,636
12	Asbury Automotive Group, Inc.(a)	2,734
22	Burlington Stores, Inc.(a)	5,451
18	Dick's Sporting Goods, Inc.	3,523
36	Floor & Decor Holdings, Inc., Class A(a)	3,710
24	Home Depot, Inc.	9,450
12	Lithia Motors, Inc.	3,988
16	Lowe's Cos., Inc.	4,189
15	Ross Stores, Inc.	2,096
61	TJX Cos., Inc.	6,895
37	Williams-Sonoma, Inc.	4,963
		49,635
	Technology Hardware, Storage & Peripherals — 0.5%
186	Apple, Inc.	42,019
68	Hewlett Packard Enterprise Co.	1,325
42	HP, Inc.	1,492
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — continued
20	NetApp, Inc.	$2,306
21	Western Digital Corp.(a)	1,372
		48,514
	Textiles, Apparel & Luxury Goods — 0.2%
22	Crocs, Inc.(a)	2,372
12	Deckers Outdoor Corp.(a)	1,931
33	PVH Corp.	3,249
8	Ralph Lauren Corp.	1,584
540	Under Armour, Inc., Class A(a)	4,617
192	VF Corp.	3,976
		17,729
	Trading Companies & Distributors — 0.1%
16	Watsco, Inc.	7,568
	Water Utilities — 0.1%
40	American States Water Co.	3,299
10	American Water Works Co., Inc.	1,381
79	Essential Utilities, Inc.	3,049
		7,729
	Total Common Stocks (Identified Cost $2,853,596)	3,344,228

Principal Amount
Bonds and Notes — 18.8%
	Apartment REITs — 0.1%
$9,000	Essex Portfolio LP, 3.000%, 1/15/2030	8,195
	Automotive — 0.5%
18,000	Cummins, Inc., 5.150%, 2/20/2034	18,324
16,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	15,834
4,000	Lear Corp., 4.250%, 5/15/2029	3,862
10,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	8,807
		46,827
	Banking — 2.0%
9,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	8,648
17,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	16,399
21,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	19,909
17,000	Citigroup, Inc., 4.600%, 3/09/2026	16,949
17,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	16,898
18,000	KeyCorp, MTN, 2.550%, 10/01/2029	16,031
8,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	7,722
10,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	9,462
9,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	8,821
18,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	17,403
19,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	18,985
12,000	State Street Corp., 2.400%, 1/24/2030	10,708
9,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	7,628
18,000	Westpac Banking Corp., 2.350%, 2/19/2025	17,869
		193,432
	Brokerage — 0.3%
18,000	BlackRock, Inc., 2.400%, 4/30/2030	16,056
20,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	13,352
		29,408

Principal Amount	Description	Value (†)
	Building Materials — 0.3%
$10,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	$9,342
18,000	Owens Corning, 3.950%, 8/15/2029	17,254
		26,596
	Chemicals — 0.2%
22,000	Ecolab, Inc., 2.125%, 2/01/2032	18,556
4,000	LYB International Finance BV, 5.250%, 7/15/2043	3,721
		22,277
	Consumer Products — 0.1%
7,000	Procter & Gamble Co., 3.000%, 3/25/2030	6,516
	Diversified Manufacturing — 0.3%
17,000	Eaton Corp., 4.150%, 3/15/2033	16,262
10,000	Emerson Electric Co., 2.000%, 12/21/2028	9,050
		25,312
	Electric — 0.9%
10,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	9,155
21,000	Entergy Corp., 0.900%, 9/15/2025	20,285
10,000	Exelon Corp., 4.050%, 4/15/2030	9,597
19,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	16,545
7,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	6,795
5,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	4,070
19,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	18,679
		85,126
	Environmental — 0.1%
12,000	Republic Services, Inc., 1.450%, 2/15/2031	9,836
5,000	Waste Management, Inc., 2.950%, 6/01/2041	3,734
		13,570
	Finance Companies — 0.2%
9,000	Ares Capital Corp., 3.250%, 7/15/2025	8,877
12,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	11,217
		20,094
	Food & Beverage — 0.6%
19,000	Coca-Cola Co., 1.450%, 6/01/2027	17,747
17,000	General Mills, Inc., 4.000%, 4/17/2025	16,932
11,000	Mondelez International, Inc., 2.750%, 4/13/2030	9,947
18,000	PepsiCo, Inc., 2.750%, 3/19/2030	16,418
		61,044
	Government Owned - No Guarantee — 0.4%
15,000	Equinor ASA, 3.625%, 4/06/2040	12,395
27,000	Federal National Mortgage Association, 6.625%, 11/15/2030	30,297
		42,692
	Health Care REITs — 0.3%
20,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	19,697
10,000	Welltower OP LLC, 2.800%, 6/01/2031	8,829
		28,526
	Health Insurance — 0.3%
17,000	Elevance Health, Inc., 4.101%, 3/01/2028	16,673
13,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	13,727
		30,400
	Healthcare — 0.3%
7,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	6,892
3,000	CVS Health Corp., 4.300%, 3/25/2028	2,925
10,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	9,699
10,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	9,042
		28,558
	Integrated Energy — 0.1%
13,000	Shell International Finance BV, 6.375%, 12/15/2038	14,480
Principal Amount	Description	Value (†)
	Life Insurance — 0.3%
$3,000	Athene Holding Ltd., 6.150%, 4/03/2030	$3,139
14,000	Manulife Financial Corp., 3.703%, 3/16/2032	12,948
9,000	MetLife, Inc., 5.375%, 7/15/2033	9,246
10,000	Prudential Financial, Inc., 3.935%, 12/07/2049	7,844
		33,177
	Media Entertainment — 0.1%
9,000	Netflix, Inc., 3.625%, 6/15/2025(b)	8,930
	Metals & Mining — 0.1%
11,000	Nucor Corp., 3.125%, 4/01/2032	9,771
	Midstream — 0.1%
13,000	Enbridge, Inc., 5.625%, 4/05/2034	13,220
	Mortgage Related — 4.9%
50,296	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	41,695
9,691	Federal Home Loan Mortgage Corp., 3.000%, 2/01/2052	8,366
13,664	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	11,789
8,709	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2052	7,503
14,948	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	12,889
3,244	Federal Home Loan Mortgage Corp., 3.500%, 8/01/2049	2,933
12,825	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	11,478
23,446	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	20,975
1,746	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	1,616
13,448	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	13,073
4,230	Federal National Mortgage Association, 2.000%, 9/01/2050	3,382
28,143	Federal National Mortgage Association, 2.000%, 7/01/2051	22,423
40,530	Federal National Mortgage Association, 2.000%, 8/01/2051	32,234
5,804	Federal National Mortgage Association, 2.000%, 10/01/2051	4,623
9,734	Federal National Mortgage Association, 2.000%, 4/01/2052	7,740
3,637	Federal National Mortgage Association, 2.500%, 8/01/2050	3,043
35,781	Federal National Mortgage Association, 2.500%, 2/01/2051	29,773
11,591	Federal National Mortgage Association, 2.500%, 9/01/2051	9,656
13,425	Federal National Mortgage Association, 2.500%, 2/01/2052	11,129
2,977	Federal National Mortgage Association, 3.000%, 4/01/2034	2,807
240	Federal National Mortgage Association, 3.000%, 6/01/2049	210
12,148	Federal National Mortgage Association, 3.000%, 12/01/2049	10,581
5,977	Federal National Mortgage Association, 3.000%, 6/01/2050	5,197
26,253	Federal National Mortgage Association, 3.000%, 5/01/2051	22,777
17,019	Federal National Mortgage Association, 3.000%, 4/01/2052	14,686
2,514	Federal National Mortgage Association, 3.500%, 6/01/2049	2,277
2,706	Federal National Mortgage Association, 3.500%, 7/01/2049	2,452
2,395	Federal National Mortgage Association, 3.500%, 8/01/2049	2,167
4,942	Federal National Mortgage Association, 3.500%, 4/01/2052	4,422
17,013	Federal National Mortgage Association, 3.500%, 5/01/2052	15,223

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$216	Federal National Mortgage Association, 4.000%, 6/01/2049	$202
1,544	Federal National Mortgage Association, 4.000%, 3/01/2050	1,443
17,585	Federal National Mortgage Association, 4.000%, 9/01/2052	16,262
18,655	Federal National Mortgage Association, 4.000%, 5/01/2053	17,244
422	Federal National Mortgage Association, 4.500%, 6/01/2048	406
1,584	Federal National Mortgage Association, 4.500%, 5/01/2049	1,523
9,086	Federal National Mortgage Association, 4.500%, 2/01/2053	8,635
18,907	Federal National Mortgage Association, 4.500%, 8/01/2053	17,956
16,878	Government National Mortgage Association, 3.000%, 6/20/2052	14,803
9,467	Government National Mortgage Association, 4.000%, 8/20/2053	8,815
9,403	Government National Mortgage Association, 5.000%, 7/20/2053	9,197
35,567	Government National Mortgage Association, 5.500%, 4/20/2053	35,456
		471,061
	Office REITs — 0.1%
8,000	Boston Properties LP, 2.750%, 10/01/2026	7,668
	Oil Field Services — 0.2%
9,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	8,664
10,000	Schlumberger Investment SA, 4.850%, 5/15/2033	9,885
		18,549
	Other REITs — 0.1%
13,000	Prologis LP, 1.250%, 10/15/2030	10,694
	Pharmaceuticals — 0.5%
19,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	16,391
9,000	Biogen, Inc., 2.250%, 5/01/2030	7,816
11,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	10,456
9,000	Merck & Co., Inc., 1.450%, 6/24/2030	7,588
6,000	Viatris, Inc., 3.850%, 6/22/2040	4,500
		46,751
	Property & Casualty Insurance — 0.2%
7,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	6,348
11,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	9,555
		15,903
	Railroads — 0.2%
18,000	CSX Corp., 2.600%, 11/01/2026	17,359
	Restaurants — 0.2%
18,000	Starbucks Corp., 2.250%, 3/12/2030	15,857
	Retail REITs — 0.1%
5,000	Realty Income Corp., 2.700%, 2/15/2032	4,290
5,000	Realty Income Corp., 3.400%, 1/15/2028	4,817
		9,107
	Retailers — 0.3%
8,000	Amazon.com, Inc., 3.875%, 8/22/2037	7,184
21,000	TJX Cos., Inc., 1.150%, 5/15/2028	18,773
7,000	Walmart, Inc., 4.100%, 4/15/2033	6,769
		32,726
	Technology — 1.2%
14,000	Adobe, Inc., 2.300%, 2/01/2030	12,528
Principal Amount	Description	Value (†)
	Technology — continued
$8,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	$7,672
9,000	Intel Corp., 2.450%, 11/15/2029	7,920
18,000	International Business Machines Corp., 4.000%, 6/20/2042	15,020
9,000	NVIDIA Corp., 2.850%, 4/01/2030	8,294
16,000	Oracle Corp., 2.950%, 5/15/2025	15,832
19,000	QUALCOMM, Inc., 1.650%, 5/20/2032	15,245
11,000	QUALCOMM, Inc., 4.500%, 5/20/2052	9,586
17,000	Salesforce, Inc., 1.500%, 7/15/2028	15,329
10,000	Texas Instruments, Inc., 4.900%, 3/14/2033	10,112
		117,538
	Treasuries — 2.6%
27,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	13,566
20,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	14,698
17,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	12,067
43,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	32,573
50,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	39,246
24,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	18,420
31,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	23,653
13,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	12,678
88,000	U.S. Treasury Notes, 0.375%, 11/30/2025	84,359
		251,260
	Utility Other — 0.1%
10,000	Essential Utilities, Inc., 4.276%, 5/01/2049	8,223
	Wireless — 0.2%
16,000	Vodafone Group PLC, 6.150%, 2/27/2037	17,049
	Wirelines — 0.3%
9,000	AT&T, Inc., 3.650%, 6/01/2051	6,543
26,000	Verizon Communications, Inc., 2.650%, 11/20/2040	18,170
		24,713
	Total Bonds and Notes (Identified Cost $1,916,301)	1,812,609

Shares
Exchange-Traded Funds — 5.0%
5,955	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $456,513)	474,435

Mutual Funds — 7.3%
15,661	WCM Focused Emerging Markets Fund, Institutional Class	232,251
18,639	WCM Focused International Growth Fund, Institutional Class	471,952
	Total Mutual Funds (Identified Cost $697,306)	704,203

Affiliated Mutual Funds — 31.0%
74,415	Loomis Sayles Inflation Protected Securities Fund, Class N	716,620
79,955	Loomis Sayles Limited Term Government and Agency Fund, Class N	862,714
106,222	Mirova Global Green Bond Fund, Class N	928,376
37,847	Mirova International Sustainable Equity Fund, Class N	478,012
	Total Affiliated Mutual Funds (Identified Cost $3,128,166)	2,985,722

Principal Amount	Description	Value (†)
Short-Term Investments — 3.7%
$361,293	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2024 at 3.000% to be repurchased at $361,323 on 11/01/2024 collateralized by $364,000 U.S. Treasury Note, 4.375% due 7/31/2026 valued at $369,581 including accrued interest(c) (Identified Cost $361,293)	$361,293
	Total Investments — 100.5% (Identified Cost $9,413,175)	9,682,490
	Other assets less liabilities — (0.5)%	(51,302)
	Net Assets — 100.0%	$9,631,188

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the value of Rule 144A holdings amounted to $24,324 or 0.3% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of October 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2024, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$793,683	$157,051	$231,918	$(5,714)	$3,518	$716,620	74,415	$20,446
Loomis Sayles Limited Term Government and Agency Fund, Class N	957,838	207,952	300,899	(2,451)	274	862,714	79,955	27,833
Mirova Global Green Bond Fund, Class N	1,031,368	188,411	318,365	1,816	25,146	928,376	106,222	—
Mirova International Sustainable Equity Fund, Class N	535,849	99,663	192,696	15,657	19,539	478,012	37,847	167
	$3,318,738	$653,077	$1,043,878	$9,308	$48,477	$2,985,722	298,439	$48,446

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,344,228	$ —	$ —	$3,344,228
Bonds and Notes(a)	—	1,812,609	—	1,812,609
Exchange-Traded Funds	474,435	—	—	474,435
Mutual Funds	704,203	—	—	704,203
Affiliated Mutual Funds	2,985,722	—	—	2,985,722
Short-Term Investments	—	361,293	—	361,293
Total Investments	$7,508,588	$2,173,902	$—	$9,682,490

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2024 (Unaudited)
Equity	52.0%
Fixed Income	44.8
Short-Term Investments	3.7
Total Investments	100.5
Other assets less liabilities	(0.5)
Net Assets	100.0%